LONG-TERM INVESTMENTS (Schedule of Cost method investment) (Details) (Parenthetical) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2016	Jun. 30, 2010	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investments [Line Items]
Impairment loss on cost method investments			$ 49,273	$ 0
AM Advertising [Member]
Schedule of Investments [Line Items]
Impairment loss on cost method investments			$ 50,159	$ 0
Cost Method Investment,Sale of Ownership Percentage			20.32%
Parent Company [Member] | Zhangshangtong [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method		20.00%
Impairment loss on cost method investments		$ 407
Parent Company [Member] | Beijing Zhongjiao Huineng Information Technology Co., Ltd [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method	13.30%
Impairment loss on cost method investments	$ 567